Item 1.  Schedule of Investments



 T. Rowe Price Tax-Free Intermediate Bond Fund
 (Unaudited)                                                  May 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 ALABAMA 1.5%
 Alabama Federal Highway Fin. Auth., 5.00%, 3/1/08
(MBIA Insured)                                         1,000         1,054

 Jefferson County Sewer, 5.50%, 2/1/40
 (Prerefunded 2/1/11+) (FGIC Insured)                  1,500         1,689

 Total Alabama (Cost $2,669)                                         2,743

 ALASKA 1.3%
 Anchorage, GO, 5.00%, 3/1/20 (MBIA Insured)           1,500         1,628

 Valdez Marine, BP Pipelines, VRDN (Currently 2.98%)   700           700

 Total Alaska (Cost $2,280)                                          2,328

 ARIZONA 3.5%
 Arizona HFA, Blood Systems, Inc., 5.00%, 4/1/18       680           714

 Arizona School Fac. Board, 5.50%, 7/1/13              2,000         2,234

 Phoenix Street & Highway, 5.00%, 7/1/11 (FGIC Insured)1,500         1,648

 Salt River Agricultural Improvement & Power Dist.
 5.25%, 1/1/15                                         1,000         1,106

 Tempe IDA, Friendship Village, 5.375%, 12/1/13        750           768

 Total Arizona (Cost $6,245)                                         6,470

 ARKANSAS 0.3%
 Univ. of Arkansas, 5.00%, 11/1/26 (MBIA Insured)      500           535

 Total Arkansas (Cost $517)                                          535

 CALIFORNIA 9.0%
 California, GO
 5.00%, 2/1/11                                         750           814

 5.00%, 11/1/12 (Prerefunded 11/1/11+)                 250           275

 5.25%, 3/1/07                                         1,045         1,085

 5.50%, 11/1/33                                        500           556

 Economic Recovery, 5.00%, 7/1/16                      1,000         1,080

 Economic Recovery, 5.25%, 1/1/11                      1,000         1,104

 California, Economic Recovery, 5.00%, 7/1/23
 (Tender 7/1/07)                                       700           728

 California Dept. of Water Resources
 Power Supply
 5.25%, 5/1/09 (MBIA Insured)                          1,500         1,621

 5.50%, 5/1/11                                         2,000         2,228

 5.50%, 5/1/14 (AMBAC Insured)                         1,000         1,136

 California Public Works Board
 Dept. of Corrections
 5.00%, 6/1/07                                         1,000         1,039

 6.00%, 11/1/05 (MBIA Insured)                         1,550         1,571

 Dept. of Mental Health, 5.00%, 6/1/08                 1,000         1,055

 San Diego Unified School Dist.
 5.00%, 7/1/16 (MBIA Insured)                          1,300         1,451

 Santa Clara County Transit Dist., 5.00%, 4/1/36
 (AMBAC Insured) (Tender 10/2/06)                      715           735

 Total California (Cost $16,306)                                     16,478

 COLORADO 0.7%
 Denver City and County Airport, 6.25%, 11/15/06
 (MBIA Insured) #                                      1,300         1,358

 Total Colorado (Cost $1,312)                                        1,358

 CONNECTICUT 2.1%
 Connecticut, 5.25%, 6/15/13 (Prerefunded 6/15/09+)    1,850         2,015

 Mohegan Tribe Indians Gaming Auth.
 Public Improvement
 5.00%, 1/1/08                                         400           415

 5.50%, 1/1/13                                         560           598

 Univ. of Connecticut, Student Fee, 5.25%, 11/15/16
 (FGIC Insured)                                        740           832

 Total Connecticut (Cost $3,665)                                     3,860

 DELAWARE 1.2%
 Wilmington, GO, 5.375%, 6/1/16 (FGIC Insured)         1,925         2,140

 Total Delaware (Cost $2,089)                                        2,140

 DISTRICT OF COLUMBIA 1.4%
 Metropolitan Washington D.C. Airports Auth.
 5.50%, 10/1/12 (FGIC Insured) #                       1,000         1,112

 5.50%, 10/1/18 (MBIA Insured) #                       1,350         1,480

 Total District of Columbia (Cost $2,453)                            2,592

 FLORIDA 8.8%
 Broward County, GO
 5.25%, 1/1/18                                         720           789

 5.25%, 1/1/21                                         1,000         1,085

 Parks & Land Preservation, 5.00%, 1/1/25              1,250         1,342

 Broward County Airport, 5.00%, 10/1/06 (FGIC Insured) 1,000         1,027

 Florida, 5.50%, 7/1/13 (FGIC Insured)                 1,200         1,333

 Florida Board of Ed., GO
 5.00%, 6/1/11 (MBIA Insured)                          1,000         1,097

 5.125%, 6/1/13                                        1,500         1,625

 5.25%, 6/1/14                                         1,250         1,394

 Florida Dept. of Environmental Protection, 5.25%,
 7/1/14 (FGIC Insured)                                 750           842

 Florida Dept. of Natural Resources, Documentary Stamp
 Tax, 5.50%, 7/1/07 (FSA Insured)                      1,200         1,263

 Hillsborough County Aviation Auth., 5.25%, 10/1/09
 (MBIA Insured) #                                      1,055         1,136

 Orange County, 5.00%, 1/1/14 (FGIC Insured)           750           824

 Reedy Creek Improvement Dist., GO
 5.375%, 6/1/15 (AMBAC Insured)                        1,250         1,377

 Seven Oaks Community Dev. Dist. II, 5.00%, 5/1/09     850           858

 Total Florida (Cost $15,339)                                        15,992

 GEORGIA 5.5%
 Atlanta Airport, 5.00%, 1/1/27 (FSA Insured)          1,400         1,488

 Cobb County Hosp. Auth., Wellstar Health System
 5.25%, 4/1/17 (AMBAC Insured)                         1,080         1,204

 Cobb-Marietta Water Auth., 5.50%, 11/1/14             765           879

 Fulton County, Water & Sewer, 5.00%, 1/1/21
 (FGIC Insured)                                        1,180         1,271

 Georgia Private Colleges & Univ. Auth., Emory Univ.
 5.75%, 11/1/14                                        3,000         3,331

 Municipal Electric Authority Georgia
 6.00%, 1/1/06 (AMBAC Insured)                         1,755         1,787

 6.00%, 1/1/06 (Escrowed to Maturity) (AMBAC Insured)  15            15

 Total Georgia (Cost $9,522)                                         9,975

 HAWAII 1.0%
 Hawaii, GO, 6.00%, 3/1/07 (FSA Insured)               1,805         1,900

 Total Hawaii (Cost $1,833)                                          1,900

 ILLINOIS 3.8%
 Chicago, GO, 5.50%, 1/1/09 (MBIA Insured)             500           542

 Chicago Park Dist., GO, 5.75%, 1/1/16 (FGIC Insured)  1,000         1,114

 Chicago Water, 5.50%, 11/1/18 (Prerefunded 11/1/11+)
 (AMBAC Insured)                                       1,500         1,692

 Illinois, GO, 5.50%, 8/1/16 (MBIA Insured)            750           838

 Metropolitan Pier & Expo Auth., McCormick Place
 Expansion, 5.375%, 12/15/18 (FGIC Insured)            2,500         2,728

 Total Illinois (Cost $6,328)                                        6,914

 IOWA 0.8%
 Polk County, GO, 5.00%, 6/1/10                        1,375         1,496

 Total Iowa (Cost $1,468)                                            1,496

 KANSAS 0.8%
 Johnson County Union School Dist. #233, GO
 5.00%, 9/1/10 (FGIC Insured)                          1,290         1,406

 Total Kansas (Cost $1,331)                                          1,406

 KENTUCKY 0.5%
 Breckinridge County, Kentucky Assoc. of Counties
Leasing Trust, VRDN (Currently 2.98%)                  838           838

 Total Kentucky (Cost $838)                                          838

 LOUISIANA 0.5%
 Louisiana, GO, 5.00%, 8/1/18 (MBIA Insured)           750           826

 Total Louisiana (Cost $817)                                         826

 MARYLAND 5.4%
 Anne Arundel County, GO, 5.00%, 3/1/17                2,000         2,216

 Maryland Economic Dev. Corp.
 Aviation Administration, 5.50%, 6/1/13 (FSA Insured) #2,000         2,245

 Chesapeake Bay Hyatt
 7.625%, 12/1/22                                       375           398

 7.73%, 12/1/27                                        400           423

 Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/14      1,000         1,087

 Montgomery County, GO, 5.25%, 10/1/14                 1,200         1,345

 Northeast Maryland Waste Disposal Auth., Solid Waste
 5.50%, 4/1/11 (AMBAC Insured) #                       1,135         1,252

 Univ. of Maryland, Auxilary Fac. & Tuition
 5.00%, 4/1/09                                         850           914

 Total Maryland (Cost $9,695)                                        9,880

 MASSACHUSETTS 3.3%
 Massachusetts
 5.25%, 10/1/22 (Prerefunded 10/1/13+)                 800           894

 5.75%, 9/1/14 (Prerefunded 9/1/09+)                   2,000         2,220

 GO, VRDN (Currently 2.98%)                            600           600

 Massachusetts Water Pollution Abatement Trust
 6.00%, 8/1/15 (Prerefunded 8/1/09+)                   1,200         1,344

 Massachusetts Municipal Wholesale Electric, Power
Supply
 5.00%, 7/1/07 (MBIA Insured)                          1,000         1,041

 Total Massachusetts (Cost $5,750)                                   6,099

 MICHIGAN 1.7%
 Detroit City School Dist., GO
 5.50%, 5/1/18 (FSA Insured)                           750           837

 Building & Site Improvement, 5.00%, 5/1/08
 (FGIC Insured)                                        500           528

 Michigan Hosp. Fin. Auth., Ascension Health
 5.30%, 11/15/33 (Tender 11/15/06)                     1,200         1,236

 Wayne County Charter Airport, 5.25%, 12/1/11
 (MBIA Insured) #                                      500           533

 Total Michigan (Cost $3,025)                                        3,134

 MINNESOTA 0.6%
 Minneapolis-St. Paul Metropolitan Airport Commission
 5.50%, 1/1/17 (FGIC Insured)                          1,000         1,100

 Total Minnesota (Cost $1,019)                                       1,100

 MISSOURI 0.7%
 St. Louis Municipal Fin. Corp., City Justice Center
 5.375%, 2/15/14 (AMBAC Insured)                       1,115         1,248

 Total Missouri (Cost $1,172)                                        1,248

 NEBRASKA 1.1%
 Omaha Public Power Dist., 5.50%, 2/1/07               2,000         2,084

 Total Nebraska (Cost $2,024)                                        2,084

 NEVADA 2.1%
 Clark County, GO, 5.50%, 6/1/16 (FGIC Insured)        1,200         1,330

 Clark County IDRB, PCR, Southwest Gas
 5.45%, 3/1/38 (Tender 3/1/13)                         700           746

 Clark County School Dist., GO, 5.00%, 6/15/19
 (FGIC Insured)                                        1,500         1,643

 Nevada Dept. of Business & Industry, Las Ventanas
 6.75%, 11/15/23                                       200           210

 Total Nevada (Cost $3,747)                                          3,929

 NEW JERSEY 1.5%
 New Jersey Transportation Trust Fund Auth., 5.75%,
6/15/11 (Escrowed to Maturity)                         2,400         2,733

 Total New Jersey (Cost $2,431)                                      2,733

 NEW YORK 8.7%
 Albany Parking Auth., 5.25%, 10/15/12                 475           510

 Metropolitan Transportation Auth., Commuter Fac.
 5.375%, 7/1/27 (Prerefunded 7/1/09+)                  1,650         1,803

 New York City, GO
 5.00%, 8/1/07                                         1,240         1,293

 5.00%, 8/1/21                                         1,500         1,601

 5.25%, 8/1/11                                         2,000         2,195

 New York City Housing Dev. Corp., 5.00%, 7/1/19
 (FGIC Insured)                                        500           543

 New York City Transitional Fin. Auth., 5.00%, 11/1/14 2,000         2,227

 Tobacco Settlement Fin. Corp.
 5.00%, 6/1/07                                         1,000         1,039

 5.50%, 6/1/16                                         1,500         1,660

 5.50%, 6/1/19 (FGIC Insured)                          1,750         1,956

 United Nations Dev. Corp., 5.25%, 7/1/14              1,000         1,041

 Total New York (Cost $15,614)                                       15,868

 NORTH CAROLINA 1.3%
 North Carolina Eastern Municipal Power Agency
 5.50%, 1/1/12                                         1,200         1,316

 North Carolina Municipal Power Agency #1, Catawba
 Electric, 5.50%, 1/1/13                               1,000         1,115

 Total North Carolina (Cost $2,306)                                  2,431

 OHIO 1.3%
 Cuyahoga County Hosp., Cleveland Clinic Obligation
Group, 6.00%, 1/1/32                                   1,000         1,114

 Ohio Air Quality Dev. Auth., FirstEnergy, 3.35%,
6/1/33 (Tender 6/1/06)                                 1,250         1,250

 Total Ohio (Cost $2,281)                                            2,364

 OKLAHOMA 0.8%
 Oklahoma Transportation Auth., 5.25%, 1/1/16
 (AMBAC Insured)                                       1,285         1,411

 Total Oklahoma (Cost $1,315)                                        1,411

 OREGON 0.8%
 Oregon DOT, 5.50%, 11/15/14 (Prerefunded 11/15/12+)   1,330         1,519

 Total Oregon (Cost $1,404)                                          1,519

 PENNSYLVANIA 2.0%
 Pennsylvania, GO
 5.00%, 7/1/13 (FGIC Insured)                          1,000         1,112

 5.75%, 1/15/09                                        1,000         1,095

 Pennsylvania Intergov't. Cooperative Auth.
 5.25%, 6/15/13 (FGIC Insured)                         750           806

 Philadelphia Auth. for Ind. Dev., Philadelphia Airport
 5.25%, 7/1/08 (FGIC Insured) #                        610           648

 Total Pennsylvania (Cost $3,625)                                    3,661

 PUERTO RICO 1.5%
 Puerto Rico Public Fin. Corp., 5.25%, 8/1/29
 (Tender 2/1/12) (MBIA Insured)                        2,500         2,777

 Total Puerto Rico (Cost $2,718)                                     2,777

 SOUTH CAROLINA 4.0%
 Charleston Water & Sewer, 5.125%, 1/1/13              500           557

 South Carolina, GO, School Fac., 5.75%, 1/1/08        995           1,067

 South Carolina Public Service Auth.
 5.50%, 1/1/12 (FSA Insured) ++                        2,500         2,823

 South Carolina Transportation Infrastructure Bank
 5.25%, 10/1/12 (AMBAC Insured)                        1,500         1,682

 5.50%, 10/1/12 (Prerefunded 10/1/09+)
 (AMBAC Insured)                                       1,040         1,152

 Total South Carolina (Cost $7,049)                                  7,281

 TENNESSEE 0.4%
 Memphis-Shelby County Airport Auth., 6.25%, 2/15/11
 (MBIA Insured) #                                      700           797

 Total Tennessee (Cost $717)                                         797

 TEXAS 9.1%
 Canadian River Municipal Water Auth.
 5.00%, 2/15/25 (AMBAC Insured)                        500           532

 Harris County Health Fac. Dev. Corp., Texas Childrens
 Hosp., 5.375%, 10/1/12                                1,345         1,452

 Houston, 5.375%, 3/1/12(Prerefunded 3/1/11+)
 (FSA Insured)                                         1,800         1,996

 Lower Colorado River Auth.
 5.75%, 5/15/11 (FSA Insured)                          2,000         2,200

 5.875%, 5/15/14 (FSA Insured)                         1,750         1,934

 North East Independent School Dist., 6.00%, 2/1/16
 (Prerefunded 2/1/10+)                                 1,200         1,351

 Sabine River Auth., PCR, TXU Energy, 6.15%, 8/1/22    400           440

 San Antonio
 5.00%, 8/1/10 (Escrowed to Maturity)                  25            27

 5.50%, 2/1/19 (Prerefunded 2/1/12+)                   10            11

 GO
 5.00%, 8/1/10                                         1,475         1,599

 5.50%, 2/1/19                                         990           1,098

 San Antonio Electric & Gas, 5.00%, 2/1/07             500           517

 Tarrant County Health Fac. Dev. Corp., Texas Health
 Resources, 5.75%, 2/15/10 (MBIA Insured)              2,500         2,703

 Texas Dept. of Housing & Community Affairs
 Single-Family Housing, 5.75%, 3/1/10 (MBIA Insured)   670           698

 Total Texas (Cost $15,600)                                          16,558

 UTAH 0.1%
 Utah Housing Fin. Agency, Single-Family Housing
 6.00%, 7/1/10 #                                       165           165

 Total Utah (Cost $165)                                              165

 VIRGINIA 7.7%
 Arlington County IDA, Virginia Hosp. Center, 5.50%,   1,000         1,100
 7/1/13
 Charles City County IDA, IDRB, Waste Management
 6.25%, 4/1/27 (Tender 4/1/12+) #                      250           279

 Fairfax County, Water & Sewer, 5.00%, 7/15/27         1,045         1,118

 Leesburg, GO, Public Improvement, 5.50%, 1/15/11
 (FGIC Insured)                                        1,145         1,286

 Loudoun County IDA, Loudoun Hosp. Center
 6.10%, 6/1/32                                         500           583

 Portsmouth
 GO, Public Improvement, 5.50%, 6/1/14 (FGIC Insured)  335           358

 Public Improvement, 5.50%, 6/1/14
 (Prerefunded 6/1/08+) (FGIC Insured)                  865           928

 Riverside Regional Jail Auth.
 5.60%, 7/1/06 (MBIA Insured)                          500           512

 5.60%, 7/1/06 (Prerefunded 7/1/05+) (MBIA Insured)    600           613

 Virginia Biotechnology Research Park Auth.
 5.25%, 9/1/12                                         1,705         1,893

 Virginia College Building Auth.
 Public Higher Ed. Fin. Program
 5.00%, 9/1/16                                         1,750         1,931

 5.50%, 9/1/14 (Prerefunded 9/1/10+)                   2,070         2,307

 Virginia Port Auth., 5.50%, 7/1/07 #                  1,060         1,115

 Total Virginia (Cost $13,286)                                       14,023

 WASHINGTON 0.6%
 Tacoma Electric System, 6.00%, 1/1/06 (FGIC Insured)  600           608

 Washington Health Care Fac. Auth., Virginia Mason
 Medical Center, 6.00%, 8/15/08 (MBIA Insured)         500           543

 Total Washington (Cost $1,119)                                      1,151

 WISCONSIN 1.1%
 Wisconsin HEFA
 Froedert & Community Health
 5.125%, 10/1/06                                       1,300         1,329

 5.625%, 10/1/11                                       600           659

 Total Wisconsin (Cost $1,976)                                       1,988

 U. S. VIRGIN ISLANDS 0.3%
 Virgin Islands PFA, 5.25%, 10/1/20                    500           541

 Total U. S. Virgin Islands (Cost $522)                              541

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (2)                                                       (17)

 Total Futures Contracts                                             (17)

 Total Investments in Securities
 98.8% of Net Assets (Cost $173,572)                          $      180,576



 (1) Denominated in U.S. dollars unless otherwise noted # Interest subject to alternative minimum tax
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at May 31, 2005.
 +     Used in determining portfolio maturity
 AMBAC AMBAC Assurance Corp.
 DOT   Department of Transportation
 FGIC  Financial Guaranty Insurance Company
 FSA   Financial Security Assurance Inc.
 GO    General Obligation
 HEFA  Health & Educational Facility Authority
 HFA   Health Facility Authority
 HHEFA Health & Higher Educational Facility Authority
 IDA   Industrial Development Authority/Agency
 IDRB  Industrial Development Revenue Bond
 MBIA  MBIA Insurance Corp.
 PCR   Pollution Control Revenue
 PFA   Public Finance Authority
 VRDN  Variable-Rate Demand Note;  rate shown is effective rate at period-end

 (2) Open Futures Contracts at May 31, 2005 were as follows:
 ($ 000s)
                                                      Contract      Unrealized
                                      Expiration      Value         Gain (Loss)
 Short, 40 U.S. Treasury ten year
 contracts, $50 par of 5.50%
 South Carolina Public Service Auth.
 Bonds pledged as initial margin           9/05       $   (4,531)     $ (22)

 Net payments (receipts) of variation
 margin to date                                                         5

 Variation margin receivable (payable)
 on open futures contracts                                            $ (17)


 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Tax-Free Intermediate Bond Fund
Unaudited                                                         May 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a high level of income exempt from federal income taxes consistent with moderate price fluctuation by investing primarily in municipal securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES
At May 31, 2005, the cost of investments for federal income tax purposes was $173,572,000. Net unrealized gain aggregated $6,999,000 at period-end, of which $7,177,000 related to appreciated investments and $178,000 related to depreciated investments. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of May 31, 2005.



Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                 SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Intermediate Bond Fund, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     July 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     July 22, 2005